JPMorgan SmartRetirement 2025 Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	5.55%	6.14%
JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	4.96%	5.89%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.41%	3.48%	4.72%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	1.72%	3.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	2.29%	3.28%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	3.86%	4.70%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.63%	5.37%